Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: October 12, 2021

Payment Date	10/15/2021
Collection Period Start	9/1/2021
Collection Period End	9/30/2021
Interest Period Start	9/15/2021
Interest Period End	10/14/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$192,610,389.90	$20,314,269.93	$172,296,119.97	0.420234	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$360,140,389.90	$20,314,269.93	$339,826,119.97

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$369,983,020.82	$349,241,193.13	0.279393
YSOC Amount	$6,778,795.87	$6,351,238.11
Adjusted Pool Balance	$363,204,224.95	$342,889,955.02
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$192,610,389.90	2.51000%	30/360	$402,876.73
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$360,140,389.90			$773,964.39

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$369,983,020.82	$349,241,193.13
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$363,204,224.95	$342,889,955.02
Number of Receivable Outstanding	36,327	35,336
Weight Average Contract Rate	4.47%	4.47%
Weighted Average Remaining Term (months)	32	31

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,397,207.24
Principal Collections	$20,668,659.90
Liquidation Proceeds	$124,805.01
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,190,672.15
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,190,672.15

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$308,319.18	$308,319.18	$—	$—	$21,882,352.97
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,882,352.97
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,882,352.97
Interest - Class A-3 Notes	$402,876.73	$402,876.73	$—	$—	$21,479,476.24
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$21,213,620.24
First Allocation of Principal	$—	$—	$—	$—	$21,213,620.24
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$21,171,323.24
Second Allocation of Principal	$—	$—	$—	$—	$21,171,323.24
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$21,141,081.91
Third Allocation of Principal	$4,990,434.88	$4,990,434.88	$—	$—	$16,150,647.03
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,117,953.70
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,857,953.70
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,857,953.70
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$794,118.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$794,118.65
Remaining Funds to Certificates	$794,118.65	$794,118.65	$—	$—	$—
Total	$22,190,672.15	$22,190,672.15	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$6,778,795.87
Increase/(Decrease)	$(427,557.76)
Ending YSOC Amount	$6,351,238.11

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$363,204,224.95	$342,889,955.02
Note Balance	$360,140,389.90	$339,826,119.97
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	7	$73,167.79
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	76	$124,805.01
Monthly Net Losses (Liquidation Proceeds)			$(51,637.22)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.22)%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.06)%
Current Collection Period			(0.17)%
Four-Month Average Net Loss Ratio			(0.09)%
Cumulative Net Losses for All Periods			$1,833,065.26
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	54	$605,440.07
60-89 Days Delinquent	0.08%	17	$283,326.45
90-119 Days Delinquent	0.04%	7	$123,744.49
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	78	$1,012,511.01

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	6	$21,407.88
Total Repossessed Inventory	7	$64,618.97

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	24	$407,070.94
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.10%
Preceding Collection Period		0.10%
Current Collection Period		0.12%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.11%	30	0.08%